SHARE EXCHANGE TRANSACTION (Details textual)					1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 TSTE [Member] Subsequent Event [Member]	Jun. 30, 2014 Post Acquisition [Member] Subsequent Event [Member]	Jun. 30, 2014 Post Acquisition [Member] TSTE [Member] Subsequent Event [Member]	Jun. 30, 2014 Post Acquisition [Member] TSTE [Member] Maximum [Member] Subsequent Event [Member]	Jun. 30, 2014 Post Acquisition [Member] TSTE [Member] Minimum [Member] Subsequent Event [Member]	Jun. 30, 2014 Pre Acquisition [Member] TSTE [Member] Subsequent Event [Member]
Share Exchange Transaction [Line Items]
Equity Method Investment, Ownership Percentage				100.00%			78.50%	21.50%
Conversion of Stock, Shares Issued					18,245,923	18,245,923
Common Stock, Shares, Outstanding	17,152,185	14,155,190	12,763,818			5,000,000			5,000,000
Shares Issued And Outstanding				23,245,923